Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of business combination to the statement of cash flow and changes in equity
Recapitalization
Cash – D8’s trust and cash (net of redemptions)	$77,993
Cash – PIPE Financing	142,000
Less: Transaction costs and advisory fees	(29,569)
Net proceeds from reverse recapitalization	190,424
Less: Warrant liabilities assumed	(93,110)
Net assets and liabilities assumed in reverse recapitalization	$97,314

Schedule of the number of shares of common stock issued
Number of Shares
Common stock, outstanding prior to the Business Combination	34,500,000
Less: Redemption of D8 shares	(26,745,028)
D8 Public Shares	7,754,972
D8 Sponsor Shares	8,625,000
Shares issued in PIPE financing	14,200,000
Business combination and PIPE financing shares	30,579,972
Legacy Vicarious Surgical shares(1)	88,042,340
Total shares of common stock immediately after Business Combination	118,622,312